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VIA EDGAR



May 3, 2006

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:   Variable Annuity Account Four ("Registrant")
      AIG SunAmerica Life Assurance Company ("Depositor")
      Anchor Advisor Variable Annuity
      File No. 033-86642 and 811-08874


Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectuses and Statement of Additional Information dated May 1, 2006 for Registrant on behalf of the Anchor Advisor Variable Annuity contains no changes from the form of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 23 under the Investment Company Act of 1940, respectively, to the above-mentioned Registration Statement filed on Form N-4 with the Securities and Exchange Commission on May 1, 2006, via EDGAR.

Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6560.

Very truly yours,


 /s/ Chad Fickett
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Chad Fickett
Senior Counsel